Corporate Information (Details Narrative)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Entity incorporation date	Dec. 17, 2007
Navios Holdings [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	63.80%